Property and equipment, net - Schedule of property and equipment, net (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property and equipment, net
Gross carrying amount	¥ 129,306,169		¥ 132,152,547
Less: accumulated depreciation	(112,318,279)		(107,041,834)
Property and equipment, net	16,987,890	$ 2,463,013	25,110,713
Computer and transmission equipment
Property and equipment, net
Gross carrying amount	96,802,675		100,007,413
Leasehold improvements
Property and equipment, net
Gross carrying amount	26,155,889		24,462,607
Furniture and office equipment
Property and equipment, net
Gross carrying amount	5,937,405		7,272,327
Motor vehicles
Property and equipment, net
Gross carrying amount	¥ 410,200		¥ 410,200